Schedule of Assets (Held at Year-End)	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Schedule of Assets (Held at Year-End)
SUPPLEMENTAL SCHEDULES

Community Trust Bancorp, Inc.
Employee Stock Ownership Plan

Form 5500, Schedule H, Part IV, Line 4i
EIN 61-0979818, Plan #007
Schedule of Assets (Held at Year-End)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value

	Mutual Funds
	American Funds	American Balanced R6	**	$14,232

	American Funds	New World R6	**	4,514

	Dodge & Cox	Income Fund	**	77,916

	Dodge & Cox	Stock Fund	**	120,001

	Federated	Hermes MDT Small Cap Core R6	**	18,393

	Fidelity	500 Index Fund	**	388,110

	Goldman Sachs	Short Duration Bond R6	**	21,772

	MFS	Mid Cap Value R6	**	19,747

	Nuveen	International Equity Index Fund R6	**	29,827

	Vanguard	Growth Index Admiral	**	117,273

	Vanguard	Mid-Cap Growth Index Admiral	**	34,687

	Vanguard	Small Cap Growth Index Admiral	**	20,808

	Vanguard	Target Retirement 2020 Fund	**	13,343

	Vanguard	Target Retirement 2025 Fund	**	3,244

	Vanguard	Target Retirement 2030 Fund	**	84,326

	Vanguard	Target Retirement 2035 Fund	**	51,618

	Vanguard	Target Retirement 2050 Fund	**	15,243

	WCM	WCM Focused International Growth Instl	**	10,293

				1,045,347
	Money Market Funds
	Goldman Sachs	Financial Square Government Fund	**	35,462

	Common Stock
*	Community Trust Bancorp, Inc.	Common Stock, 766,780 shares	$25,963,927	43,323,070

	Total Investments		$25,963,927	$44,403,879

*
Indicates a party-in-interest as defined by ERISA.
**
The cost of participant-directed investments is not required to be disclosed.